Schedule of Investments (unaudited) September 30, 2019	BlackRock LifePath Dynamic 2055 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Dynamic 2055 Master Portfolio of Master Investment Portfolio	$22,656,369

Total Investments (Cost — $20,488,959) — 100.1%	22,656,369

Liabilities in Excess of Other Assets — (0.1)%	(18,514)

Net Assets — 100.0%	$22,637,855

BlackRock LifePath Dynamic 2055 Fund (the “LifePath Dynamic Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Dynamic 2055 Master Portfolio (the “LifePath Dynamic Master Portfolio”), which has the same investment objective and strategies as the LifePath Dynamic Fund. As of September 30, 2019, the value of the investment and the percentage owned by the LifePath Dynamic Fund of the LifePath Dynamic Master Portfolio was $22,656,369 and 100.0%, respectively.

The LifePath Dynamic Fund records its investment in the LifePath Dynamic Master Portfolio at fair value. The LifePath Dynamic Fund’s investment in the LifePath Dynamic Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Dynamic Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Dynamic Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Dynamic Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Dynamic Fund’s policy regarding valuation of investments, refer to the LifePath Dynamic Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the LifePath Dynamic Fund’s investment in the LifePath Dynamic Master Portfolio was classified as Level 2.

1

Schedule of Investments (unaudited) September 30, 2019	LifePath Dynamic 2055 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Affiliated Investment Companies(e) — 114.0%

Equity Funds — 95.9%
Active Stock Master Portfolio	$12,255,108	$12,255,108
BlackRock Advantage Emerging Markets Fund — Class K(a)	244,489	2,444,892
International Tilts Master Portfolio	4,373,588	4,373,588
iShares Developed Real Estate Index Fund — Class K	102,058	1,151,220
iShares Edge MSCI Multifactor International ETF	9,455	241,102
iShares Edge MSCI Multifactor USA ETF	7,511	239,751
iShares MSCI Canada ETF	2,489	71,932
iShares MSCI EAFE Small-Cap ETF(b)	17,095	978,347

		21,755,940

Fixed Income Funds — 1.3%
CoreAlpha Bond Master Portfolio	241,507	241,507

Security	Shares/ Investment Value	Value

Fixed Income Funds (continued)
iShares TIPS Bond ETF	$331	$38,492

		279,999

Short-Term Securities — 16.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.14%(c)(d)	1,199,452	1,200,052
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.89%(c)	2,614,790	2,614,790

		3,814,842

Total Affiliated Investment Companies — 114.0% (Cost — $23,714,092)		25,850,781

Liabilities in Excess of Other Assets — (14.0)%		(3,168,746)

Net Assets — 100.0%		$22,682,035

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of the security was purchased with the cash collateral from loaned securities.
(e)

During the period ended September 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Lifepath Dynamic Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Lifepath Dynamic Master Portfolio were as follows:

Affiliated Persons and/or Related Parties	Shares/ Investment value Held at 12/31/18	Shares/ Investment value Purchased	Shares/ Investment value Sold	Shares/ Investment value Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio(b)	$7,607,800	$4,647,308	$—	$12,255,108	$12,255,108	$143,032		$681,187	$1,630,616
BlackRock Advantage Emerging Markets Fund — Class K(b)	149,850	94,639	—	244,489	2,444,892	—		(5,011)	57,081
BlackRock Cash Funds: Institutional, SL Agency Shares(b)	129,439	1,070,013	—	1,199,452	1,200,052	1,557	(c)	355	—
BlackRock Cash Funds: Treasury, SL Agency Shares(b)	344,109	2,270,681	—	2,614,790	2,614,790	26,048		—	—
CoreAlpha Bond Master Portfolio(b)	$195,395	$46,112	$—	$241,507	241,507	4,916		6,169	34,246
International Tilts Master Portfolio(b)	$2,731,807	$1,641,781	$—	$4,373,588	4,373,588	93,450		13,018	373,772
iShares U.S Real Estate ETF(d)	—	7,074	(7,074)	—	—	—		(635)	—
iShares Developed Real Estate Index Fund — Class K	—	158,055	(55,997)	102,058	1,151,220	1		(560)	5,687
iShares Edge MSCI Multifactor International ETF	18,468	—	(9,013)	9,455	241,102	10,181		23,772	7,494

Schedule of Investments (unaudited) (continued) September 30, 2019	LifePath Dynamic 2055 Master Portfolio

Affiliated Persons and/or Related Parties	Shares/ Investment value Held at 12/31/18	Shares/ Investment value Purchased	Shares/ Investment value Sold	Shares/ Investment value Held at 09/30/19	Value at 09/30/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
iShares International Developed Real Estate ETF(d)	—	13,908	(13,908)	—	—	2,496	(2,051)	—
iShares Edge MSCI Multifactor USA ETF	33,447	1,869	(27,805)	7,511	239,751	13,987	152,646	(15,580)
iShares MSCI Canada ETF	4,986	1,249	(3,746)	2,489	71,932	1,262	(292)	24,590
iShares MSCI EAFE Small-Cap ETF	12,729	7,960	(3,594)	17,095	978,347	12,498	(18,153)	88,410
iShares TIPS Bond ETF	—	331	—	331	38,492	239	—	299

					$25,850,781	$309,667	$850,445	$2,206,615

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	As of period end, the entity is no longer held by the Lifepath Dynamic Master Portfolio.

Currency Abbreviations

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

ILS	Israeli Shekel

JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollar

SEK	Swedish Krona

SGD	Singapore Dollar

USD	United States Dollar

Portfolio Abbreviations

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSX 60 Index	4	12/19/19	$601	$116
E-Mini MSCI EAFE Index	10	12/20/19	949	(1,543)
Russell 2000 E-Mini Index	6	12/20/19	458	(16,258)

				$(17,685)

Schedule of Investments (unaudited) (continued) September 30, 2019	LifePath Dynamic 2055 Master Portfolio

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	1,000	USD	675	Deutsche Bank AG	10/15/19	$—
AUD	1,000	USD	674	Standard Chartered Bank	10/15/19	2
AUD	21,000	USD	14,167	State Street Bank and Trust Co.	10/15/19	14
CAD	1,000	USD	754	Bank of America N.A.	10/15/19	1
CAD	35,000	USD	26,351	Standard Chartered Bank	10/15/19	73
CAD	2,000	USD	1,499	UBS AG	10/15/19	11
GBP	2,000	USD	2,440	Bank of America N.A.	10/15/19	20
GBP	1,000	USD	1,222	Barclays Bank PLC	10/15/19	8
GBP	7,000	USD	8,587	Citibank N.A.	10/15/19	24
HKD	47,000	USD	5,998	Citibank N.A.	10/15/19	—
HKD	316,000	USD	40,322	JPMorgan Chase Bank N.A.	10/15/19	5
HKD	2,000	USD	256	UBS AG	10/15/19	—
ILS	11,000	USD	3,113	Bank of America N.A.	10/15/19	54
JPY	2,922,000	USD	27,045	Bank of America N.A.	10/15/19	2
JPY	212,000	USD	1,962	Nomura International PLC	10/15/19	—
SGD	1,000	USD	723	Citibank N.A.	10/15/19	—
SGD	4,000	USD	2,883	UBS AG	10/15/19	12
USD	18,982	AUD	28,000	BNP Paribas S.A.	10/15/19	75
USD	679	AUD	1,000	Citibank N.A.	10/15/19	4
USD	33,301	AUD	49,000	JPMorgan Chase Bank N.A.	10/15/19	213
USD	12,833	AUD	19,000	State Street Bank and Trust Co.	10/15/19	3
USD	755	CAD	1,000	Deutsche Bank AG	10/15/19	—
USD	6,810	CAD	9,000	Standard Chartered Bank	10/15/19	15
USD	8,063	CHF	8,000	Citibank N.A.	10/15/19	38
USD	11,151	CHF	11,000	JPMorgan Chase Bank N.A.	10/15/19	117
USD	1,124	EUR	1,000	BNP Paribas S.A.	10/15/19	33
USD	84,820	EUR	77,000	Citibank N.A.	10/15/19	811
USD	2,188	EUR	2,000	Deutsche Bank AG	10/15/19	6
USD	2,210	EUR	2,000	Goldman Sachs International	10/15/19	27
USD	22,202	EUR	20,000	Goldman Sachs International	10/15/19	382
USD	1,102	EUR	1,000	JPMorgan Chase Bank N.A.	10/15/19	11
USD	2,259	EUR	2,000	Nomura International PLC	10/15/19	77
USD	6,646	EUR	6,000	Royal Bank of Canada	10/15/19	100
USD	1,112	EUR	1,000	State Street Bank and Trust Co.	10/15/19	21
USD	2,229	EUR	2,000	State Street Bank and Trust Co.	10/15/19	47
USD	5,663	EUR	5,000	State Street Bank and Trust Co.	10/15/19	208
USD	16,936	EUR	15,000	State Street Bank and Trust Co.	10/15/19	571
USD	1,235	GBP	1,000	BNP Paribas S.A.	10/15/19	4
USD	1,249	GBP	1,000	Deutsche Bank AG	10/15/19	19
USD	2,498	GBP	2,000	Standard Chartered Bank	10/15/19	38
USD	1,243	GBP	1,000	State Street Bank and Trust Co.	10/15/19	13
USD	39,961	GBP	32,000	State Street Bank and Trust Co.	10/15/19	594
USD	29,737	JPY	3,203,000	Bank of America N.A.	10/15/19	89
USD	8,731	JPY	924,000	Royal Bank of Canada	10/15/19	178
USD	114,762	JPY	12,305,000	Standard Chartered Bank	10/15/19	862
USD	116	NOK	1,000	BNP Paribas S.A.	10/15/19	6
USD	343	NOK	3,000	BNP Paribas S.A.	10/15/19	13
USD	693	NOK	6,000	BNP Paribas S.A.	10/15/19	33
USD	14,767	NOK	126,000	Bank of America N.A.	10/15/19	913
USD	2,930	NOK	26,000	Goldman Sachs International	10/15/19	72
USD	447	NOK	4,000	JPMorgan Chase Bank N.A.	10/15/19	7
USD	115	NOK	1,000	State Street Bank and Trust Co.	10/15/19	5

Schedule of Investments (unaudited) (continued) September 30, 2019	LifePath Dynamic 2055 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,109	NOK	19,000	State Street Bank and Trust Co.	10/15/19	$20
USD	630	NZD	1,000	State Street Bank and Trust Co.	10/15/19	4
USD	632	NZD	1,000	State Street Bank and Trust Co.	10/15/19	6
USD	1,141	SEK	11,000	BNP Paribas S.A.	10/15/19	23
USD	7,082	SEK	69,000	Citibank N.A.	10/15/19	67
USD	16,112	SEK	156,000	Citibank N.A.	10/15/19	251
USD	729	SEK	7,000	Deutsche Bank AG	10/15/19	18
USD	2,180	SEK	21,000	Deutsche Bank AG	10/15/19	45
USD	15,199	SGD	21,000	Bank of America N.A.	10/15/19	3
USD	26,148	SGD	36,000	State Street Bank and Trust Co.	10/15/19	98

						$6,366

AUD	23,000	USD	16,116	Bank of America N.A.	10/15/19	(584)
AUD	3,000	USD	2,077	Goldman Sachs International	10/15/19	(51)
AUD	8,000	USD	5,474	Goldman Sachs International	10/15/19	(72)
AUD	1,000	USD	697	Nomura International PLC	10/15/19	(22)
AUD	1,000	USD	700	Nomura International PLC	10/15/19	(25)
AUD	2,000	USD	1,384	Nomura International PLC	10/15/19	(34)
AUD	16,000	USD	11,048	Standard Chartered Bank	10/15/19	(244)
AUD	28,000	USD	18,961	State Street Bank and Trust Co.	10/15/19	(54)
CAD	1,000	USD	758	Bank of America N.A.	10/15/19	(3)
CAD	4,000	USD	3,074	Bank of America N.A.	10/15/19	(54)
CAD	9,000	USD	6,859	JPMorgan Chase Bank N.A.	10/15/19	(64)
CAD	1,000	USD	761	State Street Bank and Trust Co.	10/15/19	(6)
CHF	15,000	USD	15,332	Barclays Bank PLC	10/15/19	(285)
CHF	1,000	USD	1,017	Citibank N.A.	10/15/19	(13)
CHF	3,000	USD	3,049	JPMorgan Chase Bank N.A.	10/15/19	(40)
EUR	2,000	USD	2,239	BNP Paribas S.A.	10/15/19	(57)
EUR	1,000	USD	1,100	Bank of America N.A.	10/15/19	(9)
EUR	5,000	USD	5,537	Bank of America N.A.	10/15/19	(82)
EUR	1,000	USD	1,121	Goldman Sachs International	10/15/19	(30)
EUR	4,000	USD	4,403	JPMorgan Chase Bank N.A.	10/15/19	(39)
EUR	5,000	USD	5,501	JPMorgan Chase Bank N.A.	10/15/19	(46)
EUR	5,000	USD	5,632	JPMorgan Chase Bank N.A.	10/15/19	(177)
EUR	18,000	USD	20,153	JPMorgan Chase Bank N.A.	10/15/19	(515)
EUR	74,000	USD	81,283	JPMorgan Chase Bank N.A.	10/15/19	(547)
EUR	1,000	USD	1,127	Nomura International PLC	10/15/19	(36)
EUR	2,000	USD	2,204	State Street Bank and Trust Co.	10/15/19	(22)
EUR	2,000	USD	2,269	State Street Bank and Trust Co.	10/15/19	(87)
EUR	6,000	USD	6,688	State Street Bank and Trust Co.	10/15/19	(142)
EUR	8,000	USD	8,864	State Street Bank and Trust Co.	10/15/19	(135)
GBP	9,000	USD	11,333	Barclays Bank PLC	10/15/19	(261)
GBP	1,000	USD	1,243	State Street Bank and Trust Co.	10/15/19	(13)
GBP	2,000	USD	2,500	State Street Bank and Trust Co.	10/15/19	(39)
GBP	26,000	USD	32,173	State Street Bank and Trust Co.	10/15/19	(188)
HKD	14,000	USD	1,791	State Street Bank and Trust Co.	10/15/19	(4)
HKD	121,000	USD	15,466	State Street Bank and Trust Co.	10/15/19	(24)
JPY	2,645,000	USD	24,611	Bank of America N.A.	10/15/19	(128)
JPY	8,151,000	USD	75,857	Bank of America N.A.	10/15/19	(409)
JPY	134,000	USD	1,249	Deutsche Bank AG	10/15/19	(9)
JPY	137,000	USD	1,296	Deutsche Bank AG	10/15/19	(28)
JPY	51,000	USD	484	Goldman Sachs International	10/15/19	(11)

Schedule of Investments (unaudited) (continued) September 30, 2019	LifePath Dynamic 2055 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	267,000	USD	2,486	Goldman Sachs International	10/15/19	$(14)
JPY	350,000	USD	3,246	JPMorgan Chase Bank N.A.	10/15/19	(7)
JPY	903,000	USD	8,561	JPMorgan Chase Bank N.A.	10/15/19	(203)
JPY	29,000	USD	270	Nomura International PLC	10/15/19	(1)
JPY	90,000	USD	834	Nomura International PLC	10/15/19	(1)
JPY	130,000	USD	1,231	Nomura International PLC	10/15/19	(27)
JPY	266,000	USD	2,510	Nomura International PLC	10/15/19	(48)
JPY	404,000	USD	3,806	Nomura International PLC	10/15/19	(66)
JPY	136,000	USD	1,283	Standard Chartered Bank	10/15/19	(24)
JPY	137,000	USD	1,292	Standard Chartered Bank	10/15/19	(24)
JPY	272,000	USD	2,570	Standard Chartered Bank	10/15/19	(53)
JPY	655,000	USD	6,186	Standard Chartered Bank	10/15/19	(123)
JPY	124,000	USD	1,170	State Street Bank and Trust Co.	10/15/19	(22)
JPY	337,000	USD	3,140	State Street Bank and Trust Co.	10/15/19	(20)
JPY	354,000	USD	3,279	State Street Bank and Trust Co.	10/15/19	(2)
JPY	695,000	USD	6,477	State Street Bank and Trust Co.	10/15/19	(44)
NOK	78,000	USD	8,595	Bank of America N.A.	10/15/19	(19)
NOK	9,000	USD	990	JPMorgan Chase Bank N.A.	10/15/19	(1)
NOK	99,000	USD	10,945	JPMorgan Chase Bank N.A.	10/15/19	(60)
NZD	2,000	USD	1,336	Standard Chartered Bank	10/15/19	(83)
SEK	2,000	USD	213	BNP Paribas S.A.	10/15/19	(9)
SEK	3,000	USD	322	Bank of America N.A.	10/15/19	(17)
SEK	40,000	USD	4,191	Barclays Bank PLC	10/15/19	(124)
SEK	106,000	USD	11,369	Barclays Bank PLC	10/15/19	(592)
SEK	15,000	USD	1,603	Citibank N.A.	10/15/19	(78)
SEK	9,000	USD	919	JPMorgan Chase Bank N.A.	10/15/19	(3)
SEK	84,000	USD	8,641	JPMorgan Chase Bank N.A.	10/15/19	(101)
SEK	5,000	USD	536	State Street Bank and Trust Co.	10/15/19	(27)
SGD	7,000	USD	5,118	Bank of America N.A.	10/15/19	(53)
SGD	1,000	USD	730	Citibank N.A.	10/15/19	(6)
SGD	2,000	USD	1,448	Citibank N.A.	10/15/19	(1)
SGD	1,000	USD	724	Standard Chartered Bank	10/15/19	(1)
SGD	24,000	USD	17,669	Standard Chartered Bank	10/15/19	(302)
SGD	1,000	USD	730	State Street Bank and Trust Co.	10/15/19	(7)
SGD	1,000	USD	731	State Street Bank and Trust Co.	10/15/19	(7)
SGD	2,000	USD	1,456	State Street Bank and Trust Co.	10/15/19	(9)
SGD	9,000	USD	6,526	State Street Bank and Trust Co.	10/15/19	(13)
SGD	4,000	USD	2,905	UBS AG	10/15/19	(10)
USD	5,387	AUD	8,000	Citibank N.A.	10/15/19	(16)
USD	2,264	CAD	3,000	Citibank N.A.	10/15/19	(1)
USD	27,904	CAD	37,000	JPMorgan Chase Bank N.A.	10/15/19	(30)
USD	2,261	CAD	3,000	State Street Bank and Trust Co.	10/15/19	(4)
USD	2,418	GBP	2,000	Bank of America N.A.	10/15/19	(43)
USD	1,222	GBP	1,000	Citibank N.A.	10/15/19	(9)
USD	1,215	GBP	1,000	State Street Bank and Trust Co.	10/15/19	(16)
USD	8,507	GBP	7,000	State Street Bank and Trust Co.	10/15/19	(104)
USD	2,934	HKD	23,000	BNP Paribas S.A.	10/15/19	(1)
USD	3,314	HKD	26,000	BNP Paribas S.A.	10/15/19	(4)
USD	54,473	HKD	427,000	Deutsche Bank AG	10/15/19	(18)
USD	3,061	HKD	24,000	Goldman Sachs International	10/15/19	(2)
USD	1,435	ILS	5,000	Bank of America N.A.	10/15/19	(5)
USD	1,716	ILS	6,000	Goldman Sachs International	10/15/19	(12)

Schedule of Investments (unaudited) (continued) September 30, 2019	LifePath Dynamic 2055 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	27,479	JPY	2,969,000	State Street Bank and Trust Co.	10/15/19	$(3)
CAD	178,770	USD	135,148	Bank of America N.A.	12/18/19	(38)
CAD	361,708	USD	274,405	Bank of America N.A.	12/18/19	(1,037)
EUR	30,135	USD	33,538	Deutsche Bank AG	12/18/19	(497)
EUR	414,300	USD	457,977	Deutsche Bank AG	12/18/19	(3,722)
EUR	714,456	USD	795,422	Deutsche Bank AG	12/18/19	(12,064)

						(24,417)

	Net unrealized depreciation					$(18,051)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities the LifePath Dynamic Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Dynamic Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Dynamic Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the LifePath Dynamic Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$5,165,736	$—	$—	$5,165,736
Short-Term Securities	3,814,842	—	—	3,814,842

Subtotal	$8,980,578	$—	$—	$8,980,578

Investments Valued at Net Asset Value (“NAV”)(a)				16,870,203

Total	$8,980,578	$—	$—	$25,850,781

Schedule of Investments (unaudited) (continued) September 30, 2019	LifePath Dynamic 2055 Master Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments (b)
Assets:
Equity contracts	$116	$—	$—	$116
Forward foreign currency contracts	—	6,366	—	6,366

Liabilities:
Equity contracts	$(17,801)	$—	$—	$(17,801)
Forward foreign currency contracts	—	(24,417)	—	(24,417)

	$(17,685)	$(18,051)	$—	$(35,736)

(a)	Certain investments of the LifePath Dynamic Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.